Fair Value of Financial Instruments (Details) - Measured at fair value - Recurring - Money market funds - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Cash equivalents	$ 104,911	$ 457
Level 1
Cash equivalents	$ 104,911	$ 457